Leasehold Improvements and Equipment - Schedule of Leasehold Improvements and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 661,556	$ 753,334
Accumulated depreciation	(324,254)	(466,270)
Leasehold improvements and equipment, net of accumulated depreciation	337,302	287,064
Motor Vehicles [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	17,769	97,488
Office Equipment [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	114,704	117,977
Furniture and Fittings [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	48,687	51,478
Warehouse Equipment [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross		108,984
Machinery Equipment [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	91,759	96,520
Leasehold Improvements [Member]
Schedule of Leasehold Improvements and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 388,637	$ 280,887